Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Unvested as at January 1, 2025 | shares | shares	358,791
Unvested as at January 1, 2025 | $ / shares | $ / shares	$ 24.97
Granted | shares | shares	1,680,450
Granted | $ / shares | $ / shares	$ 14.96
Vested | shares | shares	(666,741)
Vested | $ / shares | $ / shares	$ 18.95
Unvested as at June 30, 2025 | shares | shares	1,372,500
Unvested as at June 30, 2025 | $ / shares | $ / shares	$ 15.64